General (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
Schedule of the following table presents the ownership of Formula’s directly held investees as of the dates indicated
	Percentage of ownership
	December 31,
Name of Investee	2020	2019
Matrix	49.28	48.88
Sapiens(1)	43.96	47.91
Magic Software	45.53	45.34
Insync	90.09	90.09
Michpal	100	100
TSG(2)	50.00	50.00
Ofek	86.02	-